Equity (Details) - USD ($)			12 Months Ended
	Jun. 16, 2025	Jun. 13, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Equity [Line Items]
Ordinary share authorized			50,000,000	50,000,000
Ordinary share par value (in Dollars per share)			$ 0.001	$ 0.001
Ordinary share issued			31,725,000	25,000,000
Ordinary share outstanding			31,725,000	25,000,000
Statutory surplus reserve			12.00%	12.00%	12.00%
Registered capital			10.00%
Statutory reserve (in Dollars)			$ (100)
Compensation expense			$ 35,000,000
2025 Equity Incentive Plan [Member]
Equity [Line Items]
Aggregate Number of Shares		5,000,000
Unrestricted ordinary shares	5,000,000
Share issued at price per share	$ 0.001
Fair value	$ 5,000
Closing market price	7
Compensation expense	$ 35,000,000
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve			10.00%
Registered capital			50.00%
Statutory reserve (in Dollars)			$ 100